Shareholder Report, Line Graph (Details) 194909_Aristotle Small Cap Equity Fund_Class A_TSR Annual {Class A} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Oct. 20, 2023	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value	$ 11,091	$ 11,458	$ 9,575	$ 12,214
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Total Return
Accumulated Value	13,474	12,567	10,000	$ 15,911
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	$ 12,221	$ 12,732	$ 10,000	$ 15,365